Long term debt - Capital lease obligations (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013
Debt Disclosure [Abstract]
2014	14,442
2015	13,490
2016	12,156
2017	6,887
2018	0
Subtotal:	46,975
Less: amount representing interest	(5,153)
Present value of minimum lease payments	41,822
Less: current portion	(12,017)
Long term portion	29,805